INVESTMENT SECURITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
INVESTMENT SECURITIES [Abstract]
Realized investment security gains		$ 46	$ 4
Proceeds from sales of investment securities		$ 6,825	$ 2,102